Intangible assets (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about intangible assets [abstract]
Summary of Intangible assets

	Goodwill	Contract Assets	Software	Total
	US$m	US$m	US$m	US$m
Year ended 31 December 2025
Carrying amount at 1 January 2025	3,866	757	203	4,826
Adjustment to purchase price allocation[1]	86	30	-	116
Additions	-	-	2	2
Amortisation	-	(73)	(18)	(91)
Carrying amount at 31 December 2025	3,952	714	187	4,853
At 31 December 2025
Cost	4,429	814	220	5,463
Accumulated amortisation and impairment	(477)	(100)	(33)	(610)
Net carrying amount	3,952	714	187	4,853
Year ended 31 December 2024
Carrying amount at 1 January 2024	3,995	15	173	4,183
Acquisitions through business combinations and asset acquisitions[1]	169	766	6	941
Additions	-	1	39	40
Amortisation	-	(25)	(15)	(40)
Goodwill disposed	(298)	-	-	(298)
Carrying amount at 31 December 2024	3,866	757	203	4,826
At 31 December 2024
Cost	4,343	784	218	5,345
Accumulated amortisation and impairment	(477)	(27)	(15)	(519)
Net carrying amount	3,866	757	203	4,826
1.Refer to Note B.5 for details on business combination and Note B.7 for details on asset acquisitions.